Commitments, Guarantees and Contingent Liabilities	6 Months Ended
Sep. 30, 2017
Commitments, Guarantees and Contingent Liabilities

21. Commitments, Guarantees and Contingent Liabilities

Commitments—The Company and certain subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥706 million and ¥373 million as of March 31, 2017 and September 30, 2017, respectively.

The minimum future rentals on non-cancelable operating leases are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Within one year	¥6,713	¥7,625
More than one year	57,805	59,313

Total	¥64,518	¥66,938

The Company and certain subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥6,780 million and ¥7,211 million for the six months ended September 30, 2016 and 2017, respectively, and ¥3,392 million and ¥3,556 million for the three months ended September 30, 2016 and 2017, respectively.

Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥2,219 million and ¥2,399 million for the six months ended September 30, 2016 and 2017, respectively, and ¥1,108 million and ¥1,339 million for the three months ended September 30, 2016 and 2017, respectively. As of March 31, 2017 and September 30, 2017, the amounts due are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Within one year	¥5,255	¥4,984
More than one year	9,142	7,839

Total	¥14,397	¥12,823

The Company and certain subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥88,447 million and ¥79,706 million as of March 31, 2017 and September 30, 2017, respectively.

The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available are ¥333,540 million and ¥315,167 million as of March 31, 2017 and September 30, 2017, respectively.

Guarantees—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC460 (“Guarantees”). The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2017 and September 30, 2017:

	March 31, 2017			September 30, 2017
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥451,597	¥7,274	2024	¥489,575	¥7,208	2025
Transferred loans	167,799	1,300	2047	167,806	1,306	2048
Consumer loans	249,719	29,641	2018	281,054	33,066	2028
Housing loans	26,448	5,362	2048	19,176	5,224	2048
Other	935	307	2025	6,413	322	2025

Total	¥896,498	¥43,884	—	¥964,024	¥47,126	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2017 and September 30, 2017, total notional amount of the loans subject to such guarantees are ¥1,326,000 million and ¥1,085,500 million, respectively, and book value of guarantee liabilities are ¥1,722 million and ¥1,760 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year or the end of interim period. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2017.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees for the six months ended September 30, 2017.

Guarantee of consumer loans: A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obliged to pay the outstanding obligations when these loans become delinquent generally a month or more.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2017.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The housing loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees for the six months ended September 30, 2017.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.

Collateral—Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 8 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2017 and September 30, 2017:

	Millions of yen
	March 31, 2017	September 30, 2017
Minimum lease payments, loans and investment in operating leases	¥102,339	¥71,533
Investment in securities	172,084	185,417
Property under facility operations	7,532	9,324
Other assets and other	17,643	21,551

Total	¥299,598	¥287,825

As of March 31, 2017 and September 30, 2017, debt liabilities were secured by shares of subsidiaries, which were eliminated through consolidation adjustment, of ¥38,562 million and ¥30,420 million, respectively, and debt liabilities of affiliates were secured by investment in affiliates of ¥37,013 million and ¥35,355 million, respectively. In addition, ¥40,290 million and ¥40,711 million, respectively, were pledged primarily by investment in securities for collateral deposits, deposit for real estate transaction, and assets for liquidation of future rent as of March 31, 2017 and September 30, 2017.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at anytime if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of September 30, 2017.